3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

fax: 215.981.4750

falcoj@pepperlaw.com

September 29, 2017

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
Post-Effective Amendment No. 171 to Registration Statement on Form N-1A
1933 Act File No. 333-141120
1940 Act File No. 811-22027

Ladies and Gentlemen:

Included herewith for filing on behalf of FundVantage Trust (the “Registrant”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 171 (the “Amendment”) under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). This Amendment relates to Gotham Index Plus Fund and Gotham Total Return Fund, each an existing series of the Registrant (each a “Fund” and collectively the “Funds”), and is being filed solely for the purposes of registering Class N shares (a new share class of the Funds and the Registrant).

The Amendment does not reflect any changes to the Fund’s investment strategies, policies, or risks. On this basis, we hereby request, on behalf of the Registrant and in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that the Amendment receive selective review from the Securities and Exchange Commission (the “SEC”) and its Staff of the changes contained therein. The Amendment solely reflects changes relating to the purpose noted above, and the Funds’ investment strategies, policies, and risks are “not substantially different” from the disclosure that the Registrant previously filed in an amendment to the Registration Statement with respect to the Funds. Selective review would serve to expedite the review process for the Registrant and use the Staff’s time and resources more effectively. Consistent with IM Guidance Update No. 2016-06 (Mutual Fund Fee Structures) (the “IM Guidance”), the Registrant states the following:

•	The disclosure set forth in the Amendment, other than the changes noted above, has been reviewed by the Staff in other contexts;

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•	The disclosure set forth in the Amendment (i) has been reviewed by the Staff in connection with the Post-Effective Amendment No. 109 (“Amendment No. 109”) to the Registration Statement filed pursuant to Rule 485(a) on January 15, 2015 (Accession No. 0001104659-15-002683), and (ii) is substantially identical in all material respects, other than the changes noted above, to the disclosure contained in Post-Effective Amendment No. 112 (“Amendment No. 112”) to the Registration Statement filed pursuant to Rule 485(b) under the 1933 Act on April 1, 2015 (Accession No. 0001104659-15-024779) to address the Staff’s comments with respect to Amendment No. 109.

•	The changes in the Amendment that could be considered material are limited to those noted above; and

•	The Registrant believes that no other area of the Amendment warrants particular attention.

The Registrant may use this filing (the “Template Filing”) as a basis to request Rule 485(b)(1)(vii) treatment to register Class N shares for certain other existing series of the Registrant (the “Replicate Filings”). Consistent with the IM Guidance, the Registrant makes the following representations:

•	The disclosure changes in the Template Filing are substantially identical to disclosure changes that will be made in the Replicate Filings.

•	The Replicate Filings will incorporate changes made to the disclosure included in the Template Filing to resolve any Staff comments thereon.

•	The Replicate Filings will not include any other changes that would otherwise render them ineligible for filing under Rule 485(b).

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact me at 215.981.4659 or in my absence, John M. Ford, Esq. of this office at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust

John M. Ford, Esq.